34 Subsequent events (Details Narrative) - BRL (R$) R$ in Millions	Apr. 28, 2021	Apr. 22, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Total amount			R$ 407	R$ 106
Events After Reporting Periods [member] | Board of Directors [member] | Non-convertible, unsecured debentures [member]
Disclosure of non-adjusting events after reporting period [line items]
Total amount		R$ 1,200
Interest rate		CDI + 1.70% per annum
Description of debt payment		Payable semi-annually through maturity, which will be five years from their issuance date.
Events After Reporting Periods [member] | Board of Directors [member] | Non-convertible, unsecured debentures - first series [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of debt payment		Payable in two equal installments, one in 2025 and one at maturity.
Events After Reporting Periods [member] | Board of Directors [member] | Non-convertible, unsecured debentures - second series [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		CDI + 1.95% per annum
Description of debt payment		Payable semi-annually through maturity, which will be seven years from their issuance date. The principal amount of the debentures of the second series will be payable in two equal installments, one in 2027 and one at maturity.
Events After Reporting Periods [member] | General Shareholders Meeting [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of general shareholders' meeting	At the general shareholders' meeting held on April 28, 2021, our shareholders voted to approve the minimum mandatory dividend in the aggregate amount of R$348.4 million, calculated in accordance with Brazilian Corporate Law and our bylaws, with respect to the fiscal year ended December 31, 2020. This amount corresponds to R$1.29846211682919 per common share. Of the total amount, R$263.5 million was paid on November 27, 2020 as interest on shareholders' equity, and R$84.9 million will be payable as follows: (1) on June 7, 2021, to holders of common shares on April 28, 2021; and (2) on June 14, 2021, to holders of ADSs on April 30, 2021. The residual amount payable corresponds to R$0.31654126223623 per common share.